Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2020	2019	2018
Interest expense (Note 5)	$24,146	$46,638	$46,884
Amortization of deferred financing fees	2,527	3,199	3,261
Write-off of deferred financing fees	—	7,497	—
Commitment fees (Note 5)	—	791	—
Other	385	466	345
Total	$27,058	$58,591	$50,490